NOTE 9 - WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The estimate was calculated using the following inputs:

Input	December 31, 2017	December 31, 2016
Risk-free interest rate	1.28%	.85%
Expected life in years	1 month	1 year
Dividend yield	—	—
Volatility	136.3%	120.0%
Stock price	$0.04	$0.11